Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
April 30, 2023
T02-NPRT3-0623
1.9584804.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
BEVERAGES – 24.5%
Brewers – 0.7%
Molson Coors Beverage Co. Class B		102,071	$6,071,183
The Boston Beer Co., Inc. Class A (a)		6,953	2,207,647
			8,278,830
Distillers & Vintners – 2.6%
Brown-Forman Corp. Class B		154,187	10,036,032
Constellation Brands, Inc. Class A		78,725	18,065,026
MGP Ingredients, Inc.		15,701	1,549,374
The Duckhorn Portfolio, Inc. (a)		71,787	1,083,984
			30,734,416
Soft Drinks & Non-alcoholic Beverages – 21.2%
Celsius Holdings, Inc. (a)		30,118	2,878,377
Coca-Cola Consolidated, Inc.		4,127	2,432,701
Keurig Dr Pepper, Inc.		379,048	12,394,870
Monster Beverage Corp. (a)		379,114	21,230,384
National Beverage Corp. (a)		30,722	1,526,883
PepsiCo, Inc.		558,590	106,629,245
The Coca-Cola Co.		1,667,033	106,940,167
The Vita Coco Co. Inc. (a)		25,441	550,798
			254,583,425
TOTAL BEVERAGES	293,596,671
CONSUMER STAPLES DISTRIBUTION & RETAIL – 21.9%
Consumer Staples Merchandise Retail – 15.6%
BJ's Wholesale Club Holdings, Inc. (a)		75,692	5,780,598
Costco Wholesale Corp.		177,488	89,315,511
PriceSmart, Inc.		25,472	1,876,777
Walmart, Inc.		595,554	89,910,788
			186,883,674
Drug Retail – 1.0%
Walgreens Boots Alliance, Inc.		359,163	12,660,496
Food Distributors – 2.9%
Performance Food Group Co. (a)		89,048	5,582,419
SpartanNash Co.		45,486	1,115,317
Sysco Corp.		242,998	18,647,667
The Andersons, Inc.		38,265	1,710,446
The Chefs' Warehouse, Inc. (a)		43,300	1,440,158
United Natural Foods, Inc. (a)		49,194	1,341,520
US Foods Holding Corp. (a)		120,296	4,619,366
			34,456,893
Food Retail – 2.4%
Casey's General Stores, Inc.		21,424	4,902,240
Fresh Market, Inc. (a)		6,179	0
Grocery Outlet Holding Corp. (a)		68,576	2,042,193
Ingles Markets, Inc. Class A		16,913	1,556,672
Sprouts Farmers Market, Inc. (a)		80,736	2,798,310
The Kroger Co.		335,863	16,333,018

		Shares	Value

Weis Markets, Inc.		19,601	$ 1,616,886
			29,249,319
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	263,250,382
FOOD PRODUCTS – 21.2%
Agricultural Products & Services – 3.2%
Archer-Daniels-Midland Co.		264,828	20,677,770
Benson Hill, Inc. (a)		206,032	218,394
Bunge Ltd.		78,547	7,351,999
Darling Ingredients, Inc. (a)		86,104	5,129,215
Fresh Del Monte Produce, Inc.		50,075	1,437,653
Ingredion, Inc.		40,209	4,268,990
			39,084,021
Packaged Foods & Meats – 18.0%
B&G Foods, Inc.		95,625	1,533,825
Beyond Meat, Inc. (a)		86,268	1,168,069
BRC, Inc. Class A (a)		47,246	246,152
Calavo Growers, Inc.		30,100	961,996
Cal-Maine Foods, Inc.		35,132	1,668,770
Campbell Soup Co.		114,598	6,222,671
Conagra Brands, Inc.		245,242	9,309,386
Flowers Foods, Inc.		124,971	3,437,952
Freshpet, Inc. (a)		38,254	2,638,378
General Mills, Inc.		286,183	25,364,399
Hormel Foods Corp.		155,048	6,270,141
Hostess Brands, Inc. (a)		106,093	2,732,956
J&J Snack Foods Corp.		13,500	2,068,200
John B Sanfilippo & Son, Inc.		15,657	1,627,545
Kellogg Co.		130,057	9,074,077
Lamb Weston Holdings, Inc.		76,509	8,554,471
Lancaster Colony Corp.		14,295	2,989,370
McCormick & Co., Inc. (non-vtg.)		124,271	10,917,207
Mission Produce, Inc. (a)		76,399	870,185
Mondelez International, Inc. Class A		642,169	49,267,206
Pilgrim's Pride Corp. (a)		54,030	1,232,424
Post Holdings, Inc. (a)		35,499	3,212,305
Seaboard Corp.		368	1,450,314
Seneca Foods Corp. Class A (a)		10,343	492,327
Sovos Brands, Inc. (a)		55,264	947,778
The Hain Celestial Group, Inc. (a)		80,940	1,451,254
The Hershey Co.		70,762	19,322,272
The JM Smucker Co.		56,069	8,657,614
The Kraft Heinz Co.		359,041	14,099,540
The Simply Good Foods Co. (a)		67,326	2,448,647
Tootsie Roll Industries, Inc.		30,227	1,235,680
TreeHouse Foods, Inc. (a)		44,990	2,395,718
Tyson Foods, Inc. Class A		144,517	9,030,867
Utz Brands, Inc.		85,339	1,613,761
Vital Farms, Inc. (a)		37,057	477,294

Quarterly Report	2

Common Stocks – continued
		Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Westrock Coffee Co. (a)		60,466	$ 739,499
			215,730,250
TOTAL FOOD PRODUCTS	254,814,271
HOUSEHOLD PRODUCTS – 20.1%
Household Products – 20.1%
Central Garden and Pet Co. (a)		18,615	685,777
Central Garden and Pet Co. Class A (a)		42,069	1,486,298
Church & Dwight Co., Inc.		121,440	11,794,253
Colgate-Palmolive Co.		375,808	29,989,478
Energizer Holdings, Inc.		60,357	2,017,734
Kimberly-Clark Corp.		160,546	23,261,510
Reynolds Consumer Products, Inc.		61,015	1,710,250
Spectrum Brands Holdings, Inc.		35,082	2,332,953
The Clorox Co.		62,624	10,371,787
The Procter & Gamble Co.		992,940	155,275,957
WD-40 Co.		10,899	2,075,170
TOTAL HOUSEHOLD PRODUCTS	241,001,167
PERSONAL CARE PRODUCTS – 4.1%
Personal Care Products – 4.1%
BellRing Brands, Inc. (a)		96,201	3,462,274
Coty, Inc. Class A (a)		250,129	2,969,031
Edgewell Personal Care Co.		46,253	2,019,869
elf Beauty, Inc. (a)		37,340	3,463,658
Herbalife Ltd. (a)		92,303	1,371,623
Inter Parfums, Inc.		17,946	2,724,023
Medifast, Inc.		12,262	1,123,812
Nu Skin Enterprises, Inc. Class A		44,271	1,746,934
The Beauty Health Co. (a)		121,253	1,389,559
The Estee Lauder Cos., Inc. Class A		109,066	26,908,764
USANA Health Sciences, Inc. (a)		20,669	1,371,802
Veru, Inc. (a)		117,187	148,827
TOTAL PERSONAL CARE PRODUCTS	48,700,176

		Shares	Value
TOBACCO – 7.9%
Tobacco – 7.9%
Altria Group, Inc.		843,932	$ 40,095,209
Philip Morris International, Inc.		506,804	50,665,196
Turning Point Brands, Inc.		27,577	656,057
Universal Corp.		28,865	1,584,400
Vector Group Ltd.		135,069	1,720,779
TOTAL TOBACCO	94,721,641
TOTAL COMMON STOCKS (Cost $1,055,357,737)			1,196,084,308
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $1,720,000)		1,720,000	1,720,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,057,077,737)	1,197,804,308
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,796,702
NET ASSETS – 100.0%	$1,199,601,010

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $144,900 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	42	June 2023	$3,286,920	$133,240	$133,240
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report